Other non-operating expense (income) (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other non-operating expense [Line Items]
Expense of restructuring activities	$ 2,784	$ 421
Impairment of intangible assets	(18,440)	(898)
Direct offering transaction costs	0
Income from government grants	93	1,597	$ 3,201
Direct offering transaction costs allocated to derivative financial liabilities		2,260
MogoCyrpto, MogoCard and MogoApp [Member] | Other Non Operating Expenses [Member]
Other non-operating expense [Line Items]
Impairment of intangible assets	6,521
Canadian Emergency Wage Subsidy [Member] | COVID-19 [member]
Other non-operating expense [Line Items]
Non-operating income	0	1,007
Canadian Emergency Rent Subsidy [Member] | COVID-19 [member]
Other non-operating expense [Line Items]
Non-operating income	0	163
Research Grants [Member]
Other non-operating expense [Line Items]
Income from government grants	$ 93	254
Government Subsidy [Member]
Other non-operating expense [Line Items]
Income from government grants		$ 1,343